Exhibit 99.3

The Directors

Bradford & Bingley plc (the “Vendor”)

Croft Road

Crossflatts

Bingley

BD16 2UA

16 February 2021

Dear Sirs

Report (the “AUP Report”) of factual findings from the agreed upon procedures performed in relation to the proposed disposal of the Residential mortgage loan portfolio (the “Pool 3 Portfolio”) originated or acquired by Bradford & Bingley plc in connection with the Project Jupiter transaction (the “Transaction”)

1.	This AUP Report is produced in accordance with the terms of our agreement dated 14 August 2019 (the “Engagement Letter”), a copy of which is attached as Appendix 3.

2.	This AUP Report is addressed to the directors of the Vendor as defined in the Engagement Letter solely to assist them in connection with their due diligence obligations relating to the Transaction.

3.

It is the responsibility of the Vendor to take all reasonable care to ensure that any data provided to us has been properly extracted from the computer systems of the Vendor and for the creation and maintenance of all accounting records supporting that data. You are responsible for determining whether the scope of the Services is sufficient for your purposes.

4.	We set out in Appendix 1 and Appendix 2 the procedures we have performed, as agreed with you, together with our findings.

5.

Our work was performed in accordance with the International Standard on Related Services (ISRS) 4400 ‘Engagements to perform agreed-upon procedures regarding financial information’. Our procedures, as stated in our agreement, did not constitute an examination made in accordance with generally accepted auditing standards, the objective of which would be the expression of assurance on the data provided to us by the Vendor. We do not express such assurance. Had we performed additional procedures or had we performed an audit or review of the data in accordance with generally accepted auditing standards, other matters might have come to our attention that we would have reported to you.

6.

Our obligations in respect of this AUP Report are entirely separate from, and our responsibility and liability is in no way changed by, any other role we may have (or may have had) as auditors of the Vendor or otherwise. Nothing in this AUP Report, nor anything said or done in the course of or in connection with the Services, will extend any duty of care we may have had in our capacity as auditors of any financial statements of the Vendor.

7.

This AUP Report is solely for your use in connection with the purpose specified above and as set out in the Engagement Letter. No part of this AUP Report is to be copied or distributed to any other party except as permitted under the terms of our Engagement Letter. We do not accept any liability or responsibility to any third party.

PricewaterhouseCoopers LLP, 7 More London Riverside, London SE1 2RT

T: +44 (0) 20 7583 5000, F: +44 (0) 20 7212 4652, www.pwc.co.uk

PricewaterhouseCoopers LLP is a limited liability partnership registered in England with registered number OC303525. The registered office of PricewaterhouseCoopers LLP is 1 Embankment Place, London WC2N 6RH. PricewaterhouseCoopers LLP is authorised and regulated by the Financial Conduct Authority for designated investment business.

8.

The procedures in this AUP Report have not been undertaken in contemplation of the professional standards of the US American Institute of Certified Public Accountants or the Public Company Accounting Oversight Board and accordingly the AUP Report is not designed to be relied upon in connection with any obligations or responsibilities that you may have under any legislation, regulations and/or rule of law in the United States. The AUP Report may be used by the Vendor to establish a due diligence defence under Section 11 of the US Securities Act or a defence analogous to the due diligence defence available under such section. However, we accept no responsibility for, and express no view as to, the effectiveness of such use of the AUP Report.

Yours faithfully

PricewaterhouseCoopers LLP

Chartered Accountants

London

Appendix 1 to the AUP Report

Procedures performed in relation to the Vendor’s residential mortgage loan portfolio in the managed portfolio for the Transaction as at 30 June 2020 (the “Cut-Off Date”).

You asked us to select a random sample of owner occupied residential mortgage loans from the Sample Selection File (“SSF”) with the following name “Full Account list Jupiter_V2 Sub_JD_2018_11” sent on 21/12/18 (the “Sample Selection Date”), in proportion to the size of each pool. In accordance with your instructions, the size of the sample (the “Selected Sample”) was based on statistical sampling techniques using the following criteria.

•	99% confidence level

•	0% expected error rate

•	1% maximum error rate

You asked us to assume that the population of loans is homogeneous and the size of the resulting sample is 455. You agreed the calculated sample size as being sufficient and appropriate for the purposes of this engagement.

Furthermore, in accordance with your instructions, we selected an additional random sample of 143 mortgage loans from the Extraction File, to be used in substitution for any of the mortgage loans included in the Selected Sample that redeemed between the Sample Selection Date and the Cut-Off Date (the “Reserve Sample”). We used 125 loans from the Reserve Sample.

Following the determination of the Selected Sample and Reserve Sample we were provided with an Extraction File (“EF”) with the following names, “1906 Jupiter Data For PWC AUP Report—Exc CBTL.xlsx” (all non-CBTL loans) sent on 08/07/19, “1910 Jupiter Data For PWC AUP Report—Exc CBTL.xlsx” on 11/12/2019, “1910 Jupiter Data For PWC AUP Report—20 acts_unit.xlsx” on 29/11/2019 and June 2020 PWC Data Tape_Pool Excl CBTL_V2.2.xlsx sent on 27/09/2020.

As of 30 September 2020 the following accounts had been redeemed at a unitary level:

PC003, PC004, PC006, PC007, PC009, PC010, PC011, PC013, PC014, PC016, PC017, PC020, PC021, PC022, PC023, PC024, PC029, PC030, PC031, PC033, PC034, PC035, PC037, PC042, PC043, PC044, PC047, PC049, PC054, PC055, PC056, PC057, PC062, PC066, PC067, PC068, PC069, PC070, PC071, PC072, PC073, PC074, PC076, PC077, PC079, PC082, PC098, PC112, PC124, PC128, PC137, PC139, PC142, PC144, PC166, PC168, PC176, PC177, PC186, PC199, PC207, PC221, PC234, PC236, PC241, PC248, PC254, PC255, PC257, PC264, PC269, PC292, PC293, PC294, PC303, PC304, PC305, PC312, PC324, PC328, PC337, PC338, PC344, PC345, PC349, PC353, PC366, PC368, PC373, PC391, PC392, PC398, PC400, PC464, PC478, PC480, PC489, PC490, PC491, PC495, PC502, PC505, PC511, PC515, PC528, PC085, PC086, PC091, PC092, PC094, PC096, PC403, PC404, PC413, PC416, PC420, PC422, PC423, PC430, PC516, PC521, PC529, PC566, PC576

For the avoidance of doubt, “Missing” records instances where the corresponding document was unavailable. Instances where a document is available but has sections or pages missing would be recorded as a “Fail”.

Valuation Archive File refers to the file Copy of All Valuations.xlsx received on 07/10/2020.

For the avoidance of doubt, in the case of a Ported Loan, the Ported Offer makes references to the Original Offer for a particular field and the Original Offer is unavailable, we have recorded this as “Missing” for the corresponding test.

When checking that a document bears a signature, we will only check the existence of a signature and make no representation on the integrity of the signature.

We will not undertake any procedures to confirm compliance of the mortgage loans with your origination or valuation policies and procedures, and will not perform any procedures on data fields appearing in the Extraction File other than as referred to below.

Where loans have been migrated from UFSS to iConnect we have re-performed the system procedures for all tests.

Where the datatape has been corrected, following exceptions noted in earlier phases of the Agreed-Upon-Procedures, previously recorded exceptions have remained as exceptions as corrections only apply to the sample and not the whole pool. Management comments have been added where this is the case.

Appendix 1—Procedures and Results for Pool 3 Portfolio

	Description of Agreed Upon Procedure	Results
1

Account Number

We will agree the account number appearing in the Extraction File in column “SU02: Main Account Number” to the account number appearing in the Mortgage System.

We will report as an error if the account number shown on the Extraction File in column “SU02: Main Account Number” does not agree with that shown on the Mortgage System.

1) 0 exceptions noted.

2

Borrower Name

a)  We will agree the borrower name(s) shown in the Extraction file in columns “SU106: SU107: SU108: SU109: Borrower Full Name” for Borrowers 1-4 to the Mortgage System and;

b)  the following documents to the Extraction file:

i)   Application Form (“AF”);

2) a) 0 exceptions noted. b) i) 10 missing documents noted: PC015, PC104, PC105, PC108, PC123, PC146, PC382, PC084, PC406, PC440

ii)  Offer Letter (“OL”);

iii)   Original Valuation Report (“VR”);

iv)   One of Registered Legal Charge, COT or ROT (“TD”)

v)  Borrowers Proof of ID (“PoID”); and

vi)   Income Verification (“IV”)

We will report as an error if the borrower name(s) shown on the Extraction File in columns “SU106: SU107: SU108: SU109: Borrower Full Name” for Borrowers 1-4 does/do not agree with that/those shown on any of the documents above or the Mortgage System except for the following conditions as instructed by the Vendor:

•   We will not report as an error where the difference relates only to the spelling of forenames, surnames, instances where a middle name has been omitted but the forename and surname agree or a change in name supported by documentation on the Mortgage File.

•   We will not report as an error where a borrower’s name does not agree because a borrower has been removed, added or amended to the Mortgage since origination and evidence is provided to support the update to the mortgage records i.e. an additional application form, marriage certificate, death certificate or change of parties’ document.

•   For the avoidance of doubt, where an AVM, Desktop or Indexed Report was used the Borrower name(s) will not be present and therefore a pass will be recorded.

•   We will not report and error for Proof of ID where an online application form was used, and the system notes confirm borrower ID checks have been verified.

2 exceptions noted:

PC008, PC052

ii) 12 missing documents noted:

PC015, PC028, PC036, PC065, PC078, PC308, PC343, PC374, PC084, PC406, PC415, PC433

0 exceptions noted.

iii) 41 missing documents noted:

PC015, PC018, PC028, PC041, PC046, PC051, PC065, PC099, PC108, PC123, PC146, PC162, PC189, PC190, PC191, PC192, PC198, PC231, PC291, PC295, PC308, PC318, PC321, PC322, PC325, PC332, PC343, PC363, PC374, PC384, PC388, PC390, PC084, PC089, PC406, PC418, PC429, PC438, PC544, PC557, PC563

2 exceptions noted:

PC026, PC118

iv) 1 missing document noted:

PC084

0 exceptions noted.

v) 42 missing documents noted:

PC019, PC027, PC038, PC045, PC050, PC052, PC060, PC061, PC075, PC083, PC105, PC108, PC146, PC162, PC170, PC189, PC190, PC192, PC220, PC229, PC231, PC235, PC239, PC243, PC262, PC287, PC318, PC343, PC374, PC380, PC386, PC390, PC084, PC088, PC093, PC406, PC407, PC432, PC434, PC438, PC439, PC558

•   Where evidence is seen to show an entry on the ERCOS data base record of Electronic ID verification proof of ID will be recorded as a pass.

•   For the avoidance of doubt, where a Broker Confirmation is presented, and it confirms that Proof of ID has been seen by the Broker a pass will be recorded.

•   We will not report as an exception where the borrower’s full name cannot be matched to the relevant document due to being initialised if the full name has been tied to the Offer Letter.

•   For the avoidance of doubt, on a valuation report test we will not report as an exception where, in the case of more than one borrower, one of the borrower’s name doesn’t agree, but the other does.

•   We will not report as an exception where the copy of the ID is illegible, but the file contains a document which indicates it is a certified copy of the person’s ID.

•   We will not report as an exception where the copy of the Income verification does not have a name, or the name is illegible, but the file contains a document which indicates it is a certified copy of the person’s ID.

•   We will not report as an exception if there is no ID and the mortgage loan is being granted to an existing customer of the Vendor as evidenced either by the loan being a further advance (i.e. sub account 2 or higher) or the application form detailing other Savings or Mortgage products with the Vendor.

0 exceptions noted.

vi) 66 missing documents noted: PC012, PC015, PC019, PC027, PC028, PC036, PC040, PC041, PC051, PC060, PC061, PC063, PC065, PC104, PC105, PC108, PC123, PC146, PC165, PC173, PC179, PC192, PC212, PC213, PC216, PC217, PC220, PC222, PC232, PC233, PC239, PC240, PC244, PC263, PC265, PC271, PC273, PC275, PC285, PC286, PC287, PC296, PC314, PC326, PC333, PC350, PC359, PC365, PC379, PC382, PC399, PC471, PC084, PC405, PC406, PC432, PC531, PC536, PC540, PC544, PC555, PC557, PC565, PC569, PC570, PC572

1 exception noted:

PC052

•   For accounts that are classified as ‘self-certification’ and where there was no requirement to provide income verification documents, we have recorded these as ‘Not Applicable’

•   We will not report as an exception for accounts where the borrower is a member of staff of the originator as there is no requirement for income verification. For the avoidance of doubt, we have not independently verified the borrower employment with the Originator, we have confirmed staff status with UKAR.

3

Security Address and Outcode

a)  For each mortgage loan, we will check whether the property address and out code shown on the Mortgage System agrees to that shown on the Extraction File in columns “SU131: Security Property House Number”, “SU132: Security House Name”, “SU133: Security Street”, “SU134: Security District”, SU135: Security Town/City”, “SU136: Security County” and “SU54a: Property Postcode”.

b)  For each mortgage loan, we will check whether the property address (including out code) shown on the Mortgage System agrees with that shown on the:

i.   Offer Letter; Further Advance Offer Letter

ii.  Original Valuation Report; and

iii.   One of Registered Legal Charge, COT or ROT, Mortgage Deed or Land registry.

3)

a)  0 exceptions noted.

b)  i) 12 missing documents noted:

PC015, PC028, PC036, PC065, PC078, PC308, PC343, PC374, PC084, PC406, PC415, PC433

1 exception noted:

PC019

ii) 41 missing documents noted:

PC015, PC018, PC028, PC041, PC046, PC051, PC065, PC099, PC108, PC123, PC146, PC162, PC189, PC190, PC191, PC192, PC198, PC231, PC291, PC295, PC308, PC318, PC321, PC322, PC325, PC332, PC343, PC363, PC374, PC384, PC388, PC390, PC084, PC089, PC406, PC418, PC429, PC438, PC544, PC557, PC563

We will report as an error if the property address (including out code) shown on the Mortgage System does/do not agree with that/those shown on any of the documents above. We will not record as an error where the out-code portion of the postcode agrees but the in code does not.

In cases where the property was purchased as a new build, we have not reported an exception where the property address can be agreed to the COT or HMLR.

c)  For each mortgage loan, we will check the Government Region code shown in the Extraction File in column “SU54a: Property Postcode” is either, England, Scotland, Wales or Northern Ireland by reference to the postcode being agreed to the Royal Mail Postcode Checker.

•   We will not report as an exception where the difference relates only to spelling (other than the out code) and there is supporting documentation on the Mortgage File to indicate that they refer to the same property.

•   For newly built properties, if there is evidence on the Mortgage File from a solicitor or HMLR Direct that shows the postal address and the original plot address to be the same property, this will not be classed as an error.

•   Where the supporting document(s) have been manually written on or amended, we will report as an error if these changes do not bear the borrower(s)’s initial(s) or signature(s).

•   We will not report as an exception where the supporting document(s) or Mortgage System do not show the region or county, but all other lines of the property address agree including the out code.

3 exceptions noted: PC019, PC052, PC061 iii) 1 missing document noted: PC084 1 exception noted: PC019 c) 0 exceptions noted.

•   We will not report as an exception where a change of property has occurred since the initial mortgage application and the new property address is held on the Mortgage File and agrees to the Offer Letter, Valuation Report and Registered Legal Charge.

•   For the avoidance of doubt, where an AVM, Desktop or Indexed Report was used the Borrower address will not be present and therefore a pass will be recorded.

•   For the avoidance of doubt, where a house name instead of a house number is presented and all the other details match, a pass will be recorded.

4

Property Type

a)  We will compare the property type listed in the Extraction File in column “SU46: Property Type” to the Mortgage System; and

b)  the Original Valuation Report using the mapping provided to us by management.

We will not report an error where the Extraction File contains ‘ND’ (No Data available) or ‘Other’, this will be ‘Not Applicable’.

For the avoidance of doubt where the Extraction File stats Property Type as ‘Flat’, or ‘Apartment’, or ‘Maisonette’, we have not recorded an exception where the Valuation Report describes the property as one of these property types.

4)

a)  0 exceptions noted.

1 was not applicable:

PC101

b)  41 missing documents noted:

PC015, PC018, PC028, PC041, PC046, PC051, PC065, PC099, PC108, PC123, PC146, PC162, PC189, PC190, PC191, PC192, PC198, PC231, PC291, PC295, PC308, PC318, PC321, PC322, PC325, PC332, PC343, PC363, PC374, PC384, PC388, PC390, PC084, PC089, PC406, PC418, PC429, PC438, PC544, PC557, PC563

6 exceptions noted:

PC141, PC143, PC145, PC217, PC230, PC522

1 was not applicable:

PC101

5

Property Tenure

a)  For each mortgage loan, we will compare the tenure of the property as recorded within the Extraction File in column “SU104: Tenure” to the Mortgage System; and

b)  with the tenure of property recorded in the COT. Where there is a difference, we will compare the tenure of the property as recorded within the Extraction File in column “SU104: Tenure”, with the tenure of property recorded within the title deeds or any letter from the solicitor, valuer (including Valuation Report), HMLR, Registrar of Scotland or Sasine Register confirming tenure.

We will report as an exception all instances where the tenure of the property as recorded on the Extraction File in column “SU104: Tenure” is different from the actual tenure reported in the COT, title deeds or any letter from the solicitor, valuer or HMLR except where either the Extraction File has recorded the tenure of the property as ‘Feudal’, ‘Feuhold, or ‘Absolute Ownership’ and where the tenure of the property reported on the COT, title deeds or any letter from the solicitor, valuer or HMLR is described as ‘Freehold’, or vice versa.

We will not report an error where the Extraction File contains ‘ND’ (No Data available), this will be ‘Not Applicable’.

5) a) 0 exceptions noted: b) 1 missing document noted: PC084 5 exceptions noted: PC131, PC087, PC154, PC556, PC561

6

Origination Date

a)  For each mortgage loan, we will compare the origination date shown on the Extraction File in column “SU12: Completion Date” to that shown on the Mortgage System. We will report as an error if the original origination date shown on the Extraction File in column “SU12: Completion Date” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the origination date shown on the Extraction File in column “SU12: Completion Date” to that shown on the COT or ROT or Registered Legal Charge. We will report as an error if the original origination date shown on the Extraction File does not agree with that shown on the COT or ROT or Registered Legal Charge subject to a +/- 1 month tolerance.

For the avoidance of doubt where the mortgage loan relates to a further advance a new COT would not be provided, therefore this test will be marked as “Not Applicable”.

6)

a)  0 exceptions noted:

b)  1 missing document noted:

PC084

0 exceptions noted.

88 were not applicable:

PC008, PC012, PC015, PC018, PC027, PC028, PC032, PC036, PC039, PC040, PC041, PC046, PC051, PC063, PC065, PC078, PC083, PC097, PC104, PC107, PC110, PC120, PC122, PC123, PC125, PC126, PC131, PC160, PC164, PC175, PC193, PC196, PC198, PC208, PC216, PC223, PC230, PC233, PC238, PC246, PC252, PC270, PC273, PC274, PC278, PC283, PC289, PC298, PC309, PC314, PC319, PC331, PC333, PC334, PC346, PC352, PC354, PC372, PC382, PC399, PC455, PC459, PC510, PC087, PC089, PC090, PC093, PC095, PC149, PC150, PC153, PC155, PC408, PC415, PC421, PC424, PC435, PC440, PC519, PC527, PC531, PC541, PC546, PC549, PC552, PC561, PC568, PC571

7

Original Balance/Amount Advanced

a)  For each mortgage loan, we will compare the amount advanced shown on the Extraction File in column “SU14: Advance Amount” agrees to shown on the Mortgage System.

•   In cases where the loan was migrated from the MPS system (Before 2004) we will not report an exception where SU14 can be agreed to the MPS Archive.

b)  For each mortgage loan, we will compare the amount advanced shown on the Extraction File in column “SU14: Advance Amount” to that shown on the Offer Letter or Further Advance Letter, and in the case of and original advance the COT or ROT.

We will report as an error if the amount advanced shown on the Extraction File in column “SU14: Advance Amount” does not agree with that shown on the Mortgage System, the Offer Letter or Further Advance Letter.

•   We have not reported an error where management have confirmed that the item was a fee sub account that had a nil Advance Amount.

•   We have not reported as an error if the amount advanced was within a tolerance of +/- £1,000

•   We have reported as ‘Not Applicable’ if the account is a Further Advance and no COT or ROT is available.

•   For consistency where the document states any fees, we have agreed the amount advanced back to the amount per the document net of such fees.

7) a) 0 exceptions noted. b) 12 missing documents noted: PC015, PC028, PC036, PC065, PC078, PC308, PC343, PC374, PC084, PC406, PC415, PC433 0 exceptions noted.

•   For further advances where the Extraction file shows ND in column SU14, we have not reported an error where we can agree the account as a ground rent/service charge account. For the avoidance of doubt, we have agreed these cases to the ‘GRSC warning marker’ on the Mortgage System and a ground rent/service charge letter.

8

Loan Type (BTL / Resi)

a)  We will compare the purpose in the Extraction File in column “SU21: Product Type” to the Mortgage System (i.e. BTL or Residential); and

b)  the Offer Letter. We will report as an exception if the purpose in the Extraction File in column “SU21: Product Type” does not agree to the purpose of the Mortgage System or the Offer Letter.

For the avoidance of doubt, we will not report as an exception if the Offer Letter does not explicitly state Residential but there is nothing that implies the mortgage is BTL.

8) a) 0 exceptions noted. b) 12 missing documents noted: PC015, PC028, PC036, PC065, PC078, PC308, PC343, PC374, PC084, PC406, PC415, PC433 0 exceptions noted.

9

Loan Maturity Date

a)  For each mortgage loan, we will compare the maturity date of each advance as shown on the Extraction File in column “SU16: Loan Maturity Date” agrees with the Mortgage System. We will report as an error if the maturity date on the Extraction File in column “SU16: Loan Maturity Date” does not agree with that shown on the Mortgage System as determined by the remaining term.

•   We have not reported an exception where the account has been Originated by GMAC or Kensington and the Loan Maturity Date per the System is shown as the end of the month of the Completion Date + the Loan Term.

b)  For each mortgage loan, we will compare the Loan Maturity Date shown on the Extraction File to that determined by the Mortgage Offer adjusted for any agreed term extension.

•   We have recorded as ‘Not Applicable’ for cases where the sub account was created for forbearance reasons.

•   We have not recorded an error where the loan maturity date did not agree with the Mortgage Offer within a +/- 6 months tolerance.

For suspended accounts (identified by Current Interest Rate Type SU23 = ‘Safe & Sure’ and Current Repayment Basis SU17 = ‘Lifetime’) we have marked this test as ‘Not Applicable’.

9) a) 0 exceptions noted. b) 13 missing documents noted: PC015, PC028, PC036, PC065, PC078, PC308, PC343, PC374, PC084, PC152, PC406, PC415, PC433 2 exceptions noted: PC061, PC450, PC088

10

Current Interest Rate

a)  For each mortgage loan, we will compare the interest rate shown on the Extraction File in column “SU30: Interest Rate (%)” to that shown on the Mortgage System. We will report as an error if the interest rate shown on the Extraction File in column “SU30: Interest Rate (%)” does not agree with those shown on the Mortgage System.

b)  For each mortgage loan, we will compare the interest rate shown on the Extraction File to that shown in the Mortgage Offer.

•   We will not report an exception where a loan is SVR on the Extraction File and the Offer Letter is Fixed then SVR where the reversion date has passed.

•   We will not report an exception in cases where there has subsequently been a change in interest rate (eg. for debt management purposes) and support of the change in rate has been provided in the loan file.

•   We have recorded as ‘Not Applicable’ for cases where the sub account was created for forbearance reasons.

•   For suspended accounts (identified by Current Interest Rate Type SU23 = ‘Safe & Sure’ and Current Repayment Basis SU17 = ‘Lifetime’) we have marked this test as ‘Not Applicable’.

10) a) 0 exceptions noted. b) 13 missing documents: PC015, PC028, PC036, PC065, PC078, PC308, PC343, PC374, PC084, PC152, PC406, PC415, PC433 0 exceptions noted.

11

Interest Rate Type

a)  For each mortgage loan, we will compare the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” to that shown on the Mortgage System. We will report as an error if the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” does not agree with those shown on the Mortgage System.

We have not reported as an exception where SU81 (Interest Rate Index) is BOE is a pass for test 12, and SU23 records ‘Tracker’.

b)  For each mortgage loan, we will compare the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” to that shown in the Mortgage Offer. We will report as an error if the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” does not agree with those shown on the Mortgage Offer.

•   We have recorded as ‘Not Applicable’ for cases where the sub account was created for forbearance reasons.

•   We will report as ‘Not Applicable’ where the sub account under review in the Extraction File is ‘Redeemed’ per “SU23: Current Interest Rate Type” where the unitary count has a balance outstanding in the Mortgage System.

•   For cases where the interest rate type has changed since the offer, we have not reported an exception where a document is on file to evidence the rate type change.

•   For suspended accounts (identified by Current Interest Rate Type SU23 = ‘Safe & Sure’ and Current Repayment Basis SU17 = ‘Lifetime’) we have marked this test as ‘Not Applicable’.

11)

a)  0 exceptions noted.

13 were not applicable:

PC019, PC027, PC050, PC052, PC061, PC075, PC078, PC083, PC252, PC319, PC093, PC546, PC571

b)  12 missing documents noted:

PC015, PC028, PC036, PC065, PC308, PC343, PC374, PC084, PC152, PC406, PC415, PC433

1 exception noted:

PC088

13 were not applicable:

PC019, PC027, PC050, PC052, PC061, PC075, PC078, PC083, PC252, PC319, PC093, PC546, PC571

12

Interest Rate Index

a)  For each mortgage loan, we will compare the interest rate index shown on the Extraction File in column “SU81: Reference Rate” to that shown on the Mortgage System. We will report as an error if the interest rate index shown on the Extraction File in column “SU81: Reference Rate” does not agree with those shown on the Mortgage System.

b)  For each mortgage loan, we will compare the interest rate index shown on the Extraction File in column “SU81: Reference Rate” to that shown on the Mortgage Offer. We will report as an error if the interest rate index shown on the Extraction File in column “SU81: Reference Rate” does not agree with those shown on the Mortgage Offer.

•   We will report as ‘Not Applicable’ where the sub account under review in the Extraction File is ‘RED’ per “SU81: Reference Rate” where the unitary count has a balance outstanding in the Mortgage System.

•   For cases where the interest rate type has changed since the offer, we have not reported an exception where a document is on file to evidence the rate type change.

•   For suspended accounts (identified by Current Interest Rate Type SU23 = ‘Safe & Sure’ and Current Repayment Basis SU17 = ‘Lifetime’) we have marked this test as ‘Not Applicable’.

12)

a)  0 exceptions noted.

13 were not applicable:

PC019, PC027, PC050, PC052, PC061, PC075, PC078, PC083, PC252, PC319, PC093, PC546, PC571

b)  12 missing documents noted:

PC015, PC028, PC036, PC065, PC308, PC343, PC374, PC084, PC152, PC406, PC415, PC433

1 exception noted:

PC088

13 were not applicable:

PC019, PC027, PC050, PC052, PC061, PC075, PC078, PC083, PC252, PC319, PC093, PC546, PC571

13

Repayment type

a)  For each mortgage loan, we will compare the repayment type shown on the Extraction File in column “SU17: Repayment Basis” to that shown on the Mortgage System. We will report as an error if the repayment type shown on the Extraction File in column “SU17: Repayment Basis” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the repayment type shown on the Extraction File in column “SU17: Repayment Basis” to that shown on the Mortgage Offer. We will report as an error if the repayment type shown on the Extraction File in column “SU17: Repayment Basis” does not agree with that shown on the Mortgage Offer.

•   For cases where the repayment type has changed since the offer, we have not reported an exception where a document is on file to evidence change in repayment type.

•   For suspended accounts (identified by Current Interest Rate Type SU23 = ‘Safe & Sure’ and Current Repayment Basis SU17 = ‘Lifetime’) we have marked this test as ‘Not Applicable’.

13)

a)  0 exceptions noted.

3 were not applicable:

PC025, PC032, PC061

b)  13 missing documents noted:

PC015, PC028, PC036, PC065, PC078, PC308, PC343, PC374, PC084, PC152, PC406, PC415, PC433

2 exceptions noted:

PC375, PC486

4 were not applicable:

PC025, PC032, PC061, PC093

14

Product Maturity Date

a)  For each mortgage loan, we will compare the Product Maturity Date of each advance as shown on the Extraction File in column “SU26: Product End Date” to the Mortgage System. We will report as an error if the Product Maturity Date in column “SU26: Product End Date” on the Extraction File does not agree with that shown on the Mortgage System.

We have not recorded an error where the Product Maturity Date is before the Cut Off date.

We have not recorded an error for instances where the Current Repayment Type (SU17) is ‘Lifetime’ with a Current Interest Rate Type of ‘Suspended’ or ‘Redeemed’ with a Current Monthly Subscription (SU60) is ‘Nil’, as there is no specific maturity date.

b)  For each mortgage loan, we will compare the Product Maturity Date of each advance as shown on the Mortgage Offer to the Extraction File. We will report as an error if the product maturity date on the Extraction File does not agree with that shown on the Mortgage Offer.

We have not recorded an error where the Product Maturity Date is before the Cut Off date.

For the avoidance of doubt, if the field is blank and the Offer says lifetime then we will record a pass.

For cases where the product maturity date has changed since the offer, we have not reported an exception where a document is on file to evidence change in product maturity date.

14) a) 0 exceptions noted. b) 13 missing documents noted: PC015, PC028, PC036, PC065, PC078, PC308, PC343, PC374, PC084, PC152, PC406, PC415, PC433 0 exceptions noted.

15

Original Valuation Date

a)  For each mortgage loan, we will compare the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” to that shown in the Mortgage System. We will report as an error if the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” does not agree with that shown on the Mortgage System.

For the avoidance of doubt, we will not report an exception where SU48 can be agreed to the Valuation Archive File.

We will not report an error where the Extraction File contains ‘ND’ (No data available), this will be reported as ‘Not Applicable’.

b)  For each mortgage loan, we will compare the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” to that shown on the Valuation Report. We will report as an error if the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” does not agree with that shown on the Valuation Report within a tolerance of +/- 16 weeks.

We will not report an error where the Extraction File contains ‘ND’ (No Data available), this will be ‘Not Applicable’.

15)

a)  0 exceptions noted.

2 were not applicable:

PC081, PC084

b)  40 missing documents noted:

PC015, PC018, PC028, PC041, PC046, PC051, PC065, PC099, PC108, PC123, PC146, PC162, PC189, PC190, PC191, PC192, PC198, PC231, PC291, PC295, PC308, PC318, PC321, PC322, PC325, PC332, PC343, PC363, PC374, PC384, PC388, PC390, PC089, PC406, PC418, PC429, PC438, PC544, PC557, PC563

5 exceptions noted:

PC001, PC027, PC114, PC115, PC131

2 were not applicable:

PC081, PC084

16

Original Valuation Amount

a)  For each Mortgage Loan, we will compare the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” to that shown on the Mortgage System. We will report as an error if the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” does not agree with that shown on the Mortgage System.

For the avoidance of doubt, we will not report an exception where SU49 can be agreed to the Valuation Archive File.

We will not report an error where the Extraction File contains ‘ND’ (No data available), this will be reported as ‘Not Applicable’.

b)  For each Mortgage Loan, we will compare the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” to that shown on the Valuation Report. We will report as an error if the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” does not agree with the valuation amount shown on the Valuation Report.

Note that for those items where there has been a further advance the original valuation amount in the mortgage extraction file represents the valuation amount at the time of the further advance.

16)

a)  0 exceptions noted.

b)  40 missing documents noted:

PC015, PC018, PC028, PC041, PC046, PC051, PC065, PC099, PC108, PC123, PC146, PC162, PC189, PC190, PC191, PC192, PC198, PC231, PC291, PC295, PC308, PC318, PC321, PC322, PC325, PC332, PC343, PC363, PC374, PC384, PC388, PC390, PC089, PC406, PC418, PC429, PC438, PC544, PC557, PC563

1 exceptions noted:

PC061

1 was not applicable:

For cases where the property was a new build, and specified as such in the original valuation report, and no reinspection report is available, we have not recorded an exception where the valuation after completion agrees to the Extraction File and a valid COT exists for the property.

Where the Valuation Report includes a recommended retention we have not reported an exception where the Extraction File agrees to the higher value shown per the Valuation Report.

PC084

17

Original Valuation Type

a)  For each Mortgage Loan, we will compare the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” to that shown on the Mortgage System. We will report as an error if the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” does not agree with that shown on the Mortgage System.

For the avoidance of doubt, we will not report an exception where SU47 can be agreed to the Valuation Archive File.

We will not report an error where the Extraction File contains ‘Unknown’, this will be reported as ‘Not Applicable’.

17)

a)  0 exceptions noted:

30 were not applicable:

PC162, PC189, PC190, PC191, PC192, PC198, PC231, PC252, PC291, PC295, PC308, PC318, PC319, PC321, PC322, PC325, PC332, PC343, PC363, PC374, PC384, PC388, PC390, PC406, PC418, PC429, PC438, PC544, PC557, PC563

b)  41 missing documents noted:

PC015, PC018, PC028, PC041, PC046, PC051, PC065, PC099, PC108, PC123, PC146, PC162, PC189, PC190, PC191, PC192, PC198, PC231, PC291, PC295, PC308, PC318, PC321, PC322, PC325, PC332, PC343, PC363, PC374, PC384, PC388, PC390, PC084, PC089, PC406, PC418, PC429, PC438, PC544, PC557, PC563

b)  For each Mortgage Loan, we will compare the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” to that shown on the Valuation Report. We will report as an error if the original valuation type shown on the Extraction File in column “SU47: Original Valuation Type” does not agree with that shown on the Valuation Report.

•   For cases where the Extraction File states ‘Unknown’, we have not reported an exception where evidence of a valuation document exists on the mortgage file.

0 exceptions noted.

18

Latest Valuation Date

a)  For each mortgage loan, we will compare the latest valuation date shown on the Extraction File in column “SU52: Latest Valuation Date” to that shown in the Mortgage System. We will report as an error if the latest valuation date shown on the Extraction File in column “SU52: Latest Valuation Date” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the latest valuation date shown on the Extraction File in column “SU52: Latest Valuation Date” to that shown on the Latest Valuation Report. We will report as an error if the latest valuation date shown on the Extraction File in column “SU52: Latest Valuation Date” does not agree with that shown on the Latest Valuation Report.

18)

a)  0 exceptions noted.

2 were not applicable:

PC081, PC084

b)  53 missing documents noted:

PC005, PC008, PC015, PC018, PC027, PC028, PC041, PC045, PC046, PC048, PC051, PC059, PC065, PC083, PC102, PC108, PC110, PC119, PC123, PC129, PC135, PC146, PC162, PC189, PC190, PC191, PC192, PC198, PC231, PC291, PC295, PC308, PC318, PC321, PC322, PC325, PC332, PC343, PC363, PC374, PC384, PC388, PC390, PC084, PC089, PC406, PC418, PC429, PC438, PC544, PC546, PC557, PC563

•   In the cases where the Latest Valuation Type is AVM and the sample has passed test 15a, we will automatically pass the Latest Valuation Date test

•   We will not report an error where the Extraction File contains ‘ND’ (No Data available), this will be ‘Not Applicable’.

3 exceptions noted: PC001, PC115, PC131 1 was not applicable: PC081

19

Latest Valuation Amount

a)  For each mortgage loan, we will compare the latest valuation amount shown on the Extraction File in column “SU51:Latest Valuation Amount” to that shown on the Mortgage System. We will report as an error if the latest valuation amount shown on the Extraction File in column “SU51:Latest Valuation Amount” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the latest valuation amount shown on the Extraction File in column “SU51: Latest Valuation Amount” agrees with that shown on the Latest Valuation Report. We will report as an error if the latest valuation amount shown on the Extraction File in column “SU51: Latest Valuation Amount” does not agree with the valuation amount shown on the Latest Valuation Report.

•   In the cases where the Latest Valuation Type is AVM and the sample has passed test 16a, we will automatically pass the Latest Valuation Amount test

19)

a)  0 exceptions noted.

b)  53 missing documents noted:

PC005, PC008, PC015, PC018, PC027, PC028, PC041, PC045, PC046, PC048, PC051, PC059, PC065, PC083, PC102, PC108, PC110, PC119, PC123, PC129, PC135, PC146, PC162, PC189, PC190, PC191, PC192, PC198, PC231, PC291, PC295, PC308, PC318, PC321, PC322, PC325, PC332, PC343, PC363, PC374, PC384, PC388, PC390, PC084, PC089, PC406, PC418, PC429, PC438, PC544, PC546, PC557, PC563

0 exceptions noted.

• We will not report an error where the Extraction File contains ‘ND’ (No Data available), this will be ‘Not Applicable’.

20

Latest Valuation Type

a)  For each mortgage loan, we will compare the latest valuation type shown on the Extraction File in column “SU50: Latest Valuation Type” to that shown in the Mortgage System. We will report as an error if the latest valuation date shown on the Extraction File in column “SU50: Latest Valuation Type” does not agree with that shown on the Mortgage System.

b)  For each mortgage loan, we will compare the latest valuation type shown on the Extraction File in column “SU50: Latest Valuation Type” to that shown on the Latest Valuation Report. We will report as an error if the latest valuation type shown on the Extraction File in column “SU50: Latest Valuation Type” does not agree with that shown on the Latest Valuation Report.

•   In the cases where the Latest Valuation Type is AVM and the sample has passed test 17a, we will automatically pass the Latest Valuation Type test

20)

a)  0 exceptions noted.

33 were not applicable:

PC162, PC189, PC190, PC191, PC192, PC198, PC231, PC252, PC291, PC295, PC308, PC318, PC319, PC321, PC322, PC325, PC332, PC343, PC363, PC374, PC384, PC388, PC390, PC406, PC418, PC419, PC428, PC429, PC438, PC544, PC546, PC557, PC563

b)  53 missing documents noted:

PC005, PC008, PC015, PC018, PC027, PC028, PC041, PC045, PC046, PC048, PC051, PC059, PC065, PC083, PC102, PC108, PC110, PC119, PC123, PC129, PC135, PC146, PC162, PC189, PC190, PC191, PC192, PC198, PC231, PC291, PC295, PC308, PC318, PC321, PC322, PC325, PC332, PC343, PC363, PC374, PC384, PC388, PC390, PC084, PC089, PC406, PC418, PC429, PC438, PC544, PC546, PC557, PC563

0 exceptions noted.

1 was not applicable:

PC564

• For cases where the Extraction File states ‘Unknown’, we have reported these cases as ‘Not Applicable’.

21

Current Balance

For each mortgage loan, we will compare the current loan balance shown on the Extraction File in column “SU09: Current Balance” to that shown on the Mortgage System as at the Cut-Off Date. We will report as an error if the current balance shown on the Extraction File in column “SU09: Current Balance” does not agree with that shown on Mortgage System as at the Cut-Off Date.

21) 0 exceptions noted.

22

Current Monthly Scheduled Payment

For each mortgage loan we will compare the current monthly scheduled payment per the Extraction File in column “SU60: CMS” to the current monthly scheduled payment disclosed on the Mortgage System.

22) 0 exceptions noted:

23

Payment Method

We will compare the Payment Method appearing in the Extraction File in column “SU119: Payment Method” to that recorded in the Mortgage System.

For the avoidance of doubt, we will pass this test where the Extraction File in column “SU119: Payment Method” states “Other” and the Mortgage System shows anything other than “Direct Debit”.

23) 0 exceptions noted.

24

Overpayment and Redraw Available

For loans with flexible re-draw facilities (identified by a value of greater than £0 in the Extraction File column “ SU41: Overpayment and Redraw Available”), we will compare the maximum redraw loan amount potentially available shown in the “SU41” data field in the Extract File to the Mortgage System for any loan described as having flexible re-draw facilities.

24) 0 exceptions noted.

For cases where the overpayment flag (SU237) is set as non-flexible then this test has been recorded as a pass if SU41 is nil and the flag is agreed to the system.

25

Arrears Balance

For each mortgage loan in arrears, we will compare the arrears balance shown on the Extraction File in column “SU169: Unitary Secured Arrears Balance” to the arrears balance shown on the Mortgage System (including all sub accounts) as at the Cut-Off Date. We will report as an error if the arrears balance shown on the Extraction File in column “SU169: Unitary Secured Arrears Balance” does not agree to the arrears balance (including all sub accounts) shown on the Mortgage System as at the Cut-Off Date.

•   We will not report as an error if the arrears balance shown on the Mortgage System is a credit figure and the Extraction File in column “SU169: Unitary Secured Arrears balance” shows nil.

25) 0 exceptions noted.

26

Indexed LTV (%)

For each mortgage loan we will re-perform the indexed LTV calculation by dividing the Current Balance (SU09 in the Extraction File) by the Indexed Valuation (SU53 in the Extraction File ) and compare our calculation to that disclosed on the Extraction File ( “SU11: Indexed LTV”).

For the avoidance of doubt our recalculation will be performed on the Extraction File in column “SU11: Indexed LTV” disclosures irrespective of the results of these procedures on the Original Valuation and the Property Address.

26)  5 exceptions noted:

PC187, PC205, PC322, PC417, PC421

2 were not applicable:

PC081, PC084

Management comment:

The five exceptions highlighted by PWC in the testing relate to five accounts in the data tape extraction file where the calculated Unitary Current Balance (data tape field SU09a) was incorrectly calculated at June 2020 month end. SU09a should report the aggregate sum of all sub account Current Balances (data tape field SU09) linked to the iConnect

For cases where the datatape records a nil balance for SU53, there is no value to recalculate and therefore we have recorded the test as Not Applicable.

This calculation has been reperformed at the unitary balance level.

Primary Account Number (data tape field SU02b). It was noted by UKAR that some accounts in Pool 3 were not reporting the Unitary Current Balance (SU09a) correctly with certain sub accounts being excluded from the calculated Unitary Current Balance. This calculation error occurred due to errors in system code changes to data reporting arising from the system migration and integration of all UKAR accounts onto the iConnect mortgage platform in May 2020. The reporting error was identified by UKAR and notified to the servicer, CLS, but the reporting code was not corrected by CLS prior to 30th June 2020. The data tape reporting error was subsequently fixed by CLS and by August 2020 the data included in the Jupiter Portfolio data tapes shared in the Project Jupiter Loan Portfolio VDR for August 2020 month end include Unitary Current Balances (SU09a) correctly calculated as the aggregate of all sub account Current Balances (SU09) for each iConnect Primary Account (SU02b).

Although the data field Unitary Current Balance (SU09a) was incorrectly calculated in the data tape as at 30th June 2020 for only these five accounts, the Indexed LTV % calculation (SU11) was correctly calculated in the June 2020 data tape provided to Project Jupiter participants via the Project Jupiter Loan Portfolio VDR. Users of the June 2020 Jupiter data tape will be able to validate this themselves by recalculating the Unitary Current Balance (SU09a) for each iConnect Primary Account (SU02b) in the June 2020 data tape from the aggregate of the Current Balance (SU09) for each Sub Account (SU03) linked to the iConnect Primary Account (SU02b). The recalculated Unitary Current Balance divided by the Indexed Valuation Amount (SU53) will provide an indexed Loan to Value (“LTV”) that will agree to the June 2020 data tape Indexed LTV (SU11).

27

Indexed Valuation

For each mortgage loan we will re-perform the indexed valuation of the property using the Halifax Indexation Data and compare our calculation to that disclosed on the Extraction File in column “SU53: Indexed Valuation”.

For the avoidance of doubt our recalculation will be performed based on the Extraction File disclosures irrespective of the results of these procedures on the Original Valuation and the Property Address.

This calculation requires data from SU55: Region, SU51: Latest Valuation, and SU52: Latest Valuation Date—therefore if any of these three contain ‘ND’ then we have recorded this test as Not Applicable.

For cases where the datatape records a nil balance for SU53, there is no value to recalculate and therefore we have recorded the test as Not Applicable.

27) 0 exceptions noted. 2 were not applicable: PC081, PC084
28

Borrower Original Income

For each mortgage loan we will report whether there is relevant income confirmation required by the Vendor’s underwriting guidelines. For this test management have informed us that the relevant income confirmation may be one of the following:

•   payslips;

•   a P60;

•   income tax statements;

•   audited accounts;

•   3 years of unaudited accounts;

28)  66 missing documents noted:

PC012, PC015, PC019, PC027, PC028, PC036, PC040, PC041, PC051, PC060, PC061, PC063, PC065, PC104, PC105, PC108, PC123, PC146, PC165, PC173, PC179, PC192, PC212, PC213, PC216, PC217, PC220, PC222, PC232, PC233, PC239, PC240, PC244, PC263, PC265, PC271, PC273, PC275, PC285, PC286, PC287, PC296, PC314, PC326, PC333, PC350, PC359, PC365, PC379, PC382, PC399, PC471,

•   a signed accountant’s letter;

•   a reference letter from the individual’s employer;

•   pension statements; or

•   Department of Works and Pensions (DWP) correspondence

•   We have reported “Not Applicable” where the Extraction File states that there is No Data for the borrower’s income.

•   For Self-Certification, check the Self-Certification section on the signed application form.

•   We will not report as an exception for accounts where the borrower is a member of staff of the originator as there is no requirement for income verification. For the avoidance of doubt, we have not independently verified the borrower employment with the Originator, we have confirmed staff status with UKAR.

PC084, PC405, PC406, PC432, PC531, PC536, PC540, PC544, PC555, PC557, PC565, PC569, PC570, PC572 0 exceptions noted.

29

Income Verification

For each mortgage loan, we will check whether the income shown on the Extraction File in columns “SU87: Borrower 1 Income” (the Primary Borrower) agrees to the income shown on the Mortgage System. We will report as an error if the amount of borrower(s) income shown on the Extraction File is different to the income shown on the Mortgage System.

In cases where the Mortgage System contains ‘No Data’ for borrower income, we will then check whether the income shown on the Extraction File (SU87) agrees to the income shown per the Omega archive file.

We will not report an error where the Extraction File contains ‘ND’ (No Data available), this will be ‘Not Applicable’.

29)  0 exception noted.

25 were not applicable:

PC001, PC012, PC036, PC038, PC045, PC081, PC175, PC208, PC237, PC274, PC277, PC299, PC308, PC336, PC343, PC374, PC382, PC084, PC088, PC421, PC427, PC433, PC532, PC539, PC541

30

Date of Birth

For each mortgage loan, we will confirm that the Date of Birth on the Extraction File in columns “SU65 to SU66: Borrower Date of Birth” for Borrowers 1-2 matches the Date of Birth shown on the

a)  Mortgage System; and

b)  Original Application Form or Proof of ID.

Management have instructed us not to report as an exception where there is a confirmation of change of parties and one date of birth doesn’t agree to the Application Form.

30)

a)  0 exceptions noted:

b)  10 missing documents noted:

PC015, PC104, PC105, PC108, PC123, PC146, PC382, PC084, PC406, PC440

9 exceptions noted:

PC008, PC012, PC027, PC040, PC052, PC075, PC120, PC164, PC240

31

Borrower Employment Status

We will compare the employment status of the first applicant shown on the Extraction File in columns “SU82: Borrower 1 Employment Status” and “SU83: Borrower 2 Employment Status” agreed to that shown on the application form on the Mortgage File or where it had changed, that evidence on the Mortgage File supported the current employment status on the Extraction File. We will report as an exception where there is a difference, except where this had changed and evidence on the Mortgage File supported the current employment status on the Extraction File.

We will not report an exception where the Extraction File states ‘ND’ (No Data) or ‘Other’, this will be not applicable.

31)  9 missing documents noted:

PC015, PC104, PC105, PC108, PC123, PC146, PC084, PC406, PC440

22 exceptions noted:

PC008, PC012, PC019, PC027, PC028, PC036, PC038, PC040, PC041, PC046, PC052, PC060, PC061, PC063, PC075, PC081, PC163, PC175, PC205, PC274, PC088, PC089

14 were not applicable:

PC110, PC170, PC266, PC308, PC343, PC374, PC382, PC399, PC455, PC415, PC435, PC541, PC542, PC575

32

Lien

For each mortgage account, we checked that the Vendor held first legal charge over the property by reference to the HMLR record for properties in England & Wales and Scotland or a signed Mortgage Deed for properties on Northern Ireland and for unregistered properties in England & Wales and Scotland

We will not record an exception where the property has redeemed.

32) 1 missing document noted: PC084 0 exceptions noted.

33

Prior Bankruptcy / IVA

For each mortgage loan, we will agree to the credit bureau data extract download the Bankruptcy/IVA status shown on the Extraction File in column “SU208: Credit Data 1 (Borrower 1 Number of Bankruptcies / IVAs Last 6 Years (Equifax indicator CSC13)”. We will report as an error if the Bankruptcy/IVA status shown on the Extraction File does not agree to the credit bureau data extract.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

33) 0 exceptions noted.

34

Total Number of Satisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named to confirm the Number of Satisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the number of satisfied CCJs shown on the Extraction File in column “SU213: Credit Data 6 Borrower 1 Number of CCJs Last 6 Years (Satisfied only) (Equifax indicator CSC9)”. We will report as an error if the number of satisfied CCJs shown on the Extraction File do not agree to the latest credit search.

34) 0 exceptions noted.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

35

Total Number of Unsatisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named to confirm the Number of Unsatisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the number of unsatisfied CCJs shown on the Extraction File in column “SU210: Credit Data 3 Borrower 1 Number of CCJs Last 6 Years (Unsatisfied Only) (Equifax indicator CSC40)”. We will report as an error if the number of unsatisfied CCJs shown on the Extraction File do not agree to the latest credit search.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

35) 0 exceptions noted.

36

Total Value of Satisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named to confirm the Value of Satisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the value of satisfied CCJs shown on the Extraction File in column “SU214:

36) 0 exceptions noted.

Credit Data 7 Borrower 1 Sum (£’s) of CCJs Value Last 6 Years (Satisfied Only)”. We will report as an error if the value of satisfied CCJs shown on the Extraction File do not agree to the latest credit search.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

37

Total Value of Unsatisfied CCJs

For each mortgage loan, we will perform an extraction file to credit data download named to confirm the Value of Unsatisfied CCJs as the information is not available on the system.

For each mortgage loan, we will agree to the latest credit search in the credit data download the value of unsatisfied CCJs shown on the Extraction File in column “SU212: Credit Data 5 Borrower 1 Sum (£’s) of CCJs Value Last 6 Years (Unsatisfied Only) (Equifax indicator CSC42)”. We will report as an error if the value of unsatisfied CCJs shown on the Extraction File do not agree to the latest credit search.

We will report as an error if we are unable to locate the relevant information for a mortgage loan within the credit bureau data download provided.

37) 0 exceptions noted.

38

Months in Arrears

For each mortgage loan, we will compare the months in arrears amount for the entire secured loan (including all secured sub loans) shown in the Extraction File in column “SU39: Secured MIA” to the month in arrears information for the mortgage loan in total (including all secured sub loans) to the Mortgage System.

38) 0 exceptions noted.

Management have instructed us not to report as an exception any sample where the MIA per the extraction file is over 99 months and the system shows 99. This is because the system only has the ability to go to a maximum of two digits.

39

Signatures

We will report as an exception if signed copies of the following documents were not available in the Mortgage File:

a)  Mortgage application/declaration;

b)  Valuation Report; and

c)  Certificate of Title/Report on Title

For the avoidance of doubt, we will not report an exception in instances where an electronic signature has been used.

For the avoidance of doubt where the mortgage loan relates to a further advance a new COT would not be provided, therefore this test will be marked as “Not Applicable”.

39)

a)  51 missing documents noted:

PC015, PC104, PC105, PC108, PC123, PC146, PC170, PC171, PC173, PC174, PC178, PC184, PC190, PC192, PC222, PC229, PC231, PC243, PC246, PC271, PC273, PC279, PC281, PC282, PC285, PC286, PC287, PC300, PC318, PC321, PC322, PC325, PC332, PC335, PC336, PC342, PC343, PC347, PC363, PC369, PC372, PC382, PC390, PC393, PC084, PC406, PC440, PC535, PC538, PC555, PC567

5 exceptions noted:

PC407, PC412, PC434, PC438, PC439

b)  41 missing documents noted:

PC015, PC018, PC028, PC041, PC046, PC051, PC065, PC099, PC108, PC123, PC146, PC162, PC189, PC190, PC191, PC192, PC198, PC231, PC291, PC295, PC308, PC318, PC321, PC322, PC325, PC332, PC343,

PC363, PC374, PC384, PC388, PC390, PC084, PC089, PC406, PC418, PC429, PC438, PC544, PC557, PC563

3 exceptions noted:

PC001, PC115, PC131

c)  44 missing documents noted:

PC052, PC061, PC105, PC108, PC116, PC146, PC170, PC202, PC215, PC220, PC256, PC258, PC268, PC301, PC302, PC308, PC310, PC321, PC335, PC339, PC341, PC342, PC343, PC348, PC351, PC363, PC364, PC374, PC380, PC383, PC390, PC396, PC444, PC445, PC456, PC460, PC494, PC508, PC084, PC418, PC437, PC438, PC526, PC532

0 exceptions noted.

88 were not applicable:

PC008, PC012, PC015, PC018, PC027, PC028, PC032, PC036, PC039, PC040, PC041, PC046, PC051, PC063, PC065, PC078, PC083, PC097, PC104, PC107, PC110, PC120, PC122, PC123, PC125, PC126, PC131, PC160, PC164, PC175, PC193, PC196, PC198, PC208, PC216, PC223, PC230, PC233, PC238, PC246, PC252, PC270, PC273, PC274, PC278, PC283, PC289, PC298, PC309, PC314, PC319, PC331, PC333, PC334, PC346, PC352, PC354, PC372, PC382, PC399, PC455, PC459, PC510, PC087, PC089, PC090, PC093, PC095, PC149, PC150, PC153, PC155, PC408, PC415, PC421, PC424, PC435, PC440, PC519, PC527, PC531, PC541, PC546, PC549, PC552, PC561, PC568, PC571

40

Vendor

We will compare the Vendor as shown on the Extraction File in column “SU19b: Origination Brand” to the Vendor disclosed on the Offer Letter or Application Form and report if they are not the same.

40) 12 missing documents noted: PC015, PC028, PC036, PC065, PC078, PC308, PC343, PC374, PC084, PC406, PC415, PC433 0 exceptions noted.

Appendix 2: Details of exceptions in the report.

Appendix 2 contains the details of the exceptions, being the Extraction File value and the result of testing (“Testing Result”).

Description of Agreed Upon Procedure
2b)i)

Borrower Name

We will agree the borrower name(s) shown in the Extraction file in columns “SU106: SU107: SU108: SU109: Borrower Full Name” for Borrowers 1-4 to the Application Form (“AF”).

2 exceptions noted:

Sample Number	Extraction File	Testing Result
PC008	Nigel Patrick Garman	Nigel Patrick Garman, Molly Elizabeth Garman

Pc052	Nila Rajabali	Nubarak Rajabali

2b)iii)

Borrower Name

We will agree the borrower name(s) shown in the Extraction file in columns “SU106: SU107: SU108: SU109: Borrower Full Name” for Borrowers 1-4 to the Original Valuation Report (“VR”).

2 exceptions noted:

Sample Number	Extraction File	Testing Result
PC026	Azam Tariq	No name on Valuation Report

PC118	Stephen Hudd	No name on Valuation Report

2b)vi)

Borrower Name

We will agree the borrower name(s) shown in the Extraction file in columns “SU106: SU107: SU108: SU109: Borrower Full Name” for Borrowers 1-4 to the Original Valuation Report (“VR”).

1 exception noted:

Sample Number	Extraction File	Testing Result
PC052	Nila Rajabali	Nubarak Rajabali

3b)i

Property Address

For each mortgage loan, we will check whether the property address (including out code) shown on the Mortgage System agrees with that shown on the Offer Letter (“OL”).

1 exception noted:

Sample Number	Extraction File	Testing Result
PC019	Church Cottage, Drayton St Leonard, Wallingford, OXON, OX10 7AY	Church Cottage, Drayton St Leonard, Wallingford, OXON, OX9 8AY

3b)ii)

Property Address

For each mortgage loan, we will check whether the property address (including out code) shown on the Mortgage System agrees with that shown on the Original Valuation Report (“VR”).

3 exceptions noted:

Sample Number	Extraction File	Testing Result
PC019	Church Cottage, Drayton St Leonard, Wallingford, OXON, OX10 7AY	Church Cottage, Drayton St Leonard, Wallingford, OXON, OX9 8AY

PC052	47 Sandringham Road, Thornton Heath, Surrey, CR7 7AX	47 Sandringham Road, Thornton Heath, Surrey, [No Postcode]

PC061	18 Locke Street, Barnsley, South Yorkshire, S70 6ND	18 Locke Street, Barnsley, South Yorkshire [No Postcode]

3b)iii)

Property Address

For each mortgage loan, we will check whether the property address (including out code) shown on the Mortgage System agrees with that shown on one of Registered Legal Charge, COT or ROT, Mortgage Deed or Land registry.

1 exception noted:

Sample Number	Extraction File	Testing Result
PC019	Church Cottage, Drayton St Leonard, Wallingford, OXON, OX10 7AY	Church Cottage, Drayton St Leonard, Wallingford, OXON, [No Postcode]

4b)

Property Type

We will compare the property type listed in the Extraction File in column “SU46: Property Type” to the Original Valuation Report using the mapping provided to us by management.

8 exceptions noted:

Sample Number	Extraction File	Testing Result
PC141	Terraced House	Semi Detached House

PC143	Semi Detached House	Terraced House

PC145	Semi Detached House	Terraced House

PC217	Bungalow	Semi Detached House

PC230	Semi Detached House	Terraced House

PC522	Semi Detached House	Blank

5b)

Property Tenure

For each mortgage loan, we will compare the tenure of the property as recorded within the Extraction File in column “SU104: Tenure” with the tenure of property recorded in the COT. Where there is a difference, we will compare the tenure of the property as recorded within the Extraction File in column “SU104: Tenure”, with the tenure of property recorded within the title deeds or any letter from the solicitor, valuer (including Valuation Report), HMLR, Registrar of Scotland or Sasine Register confirming tenure.

5 exceptions noted:

Sample Number	Extraction File	Testing Result
PC131	Freehold	Leasehold

PC087	Leasehold	Freehold

PC154	Freehold	Leasehold

PC556	Freehold	Leasehold

PC561	Leasehold	Freehold

9b)

Loan Maturity Date

For each mortgage loan, we will compare the Loan Maturity Date shown on the Extraction File to that determined by the Mortgage Offer adjusted for any agreed term extension.

3 exceptions noted:

Sample Number	Extraction File	Testing Result
PC061	31/01/2093	18/07/2022

PC450	31/07/2037	31/07/2032

PC088	31/07/2025	31/07/2016

11b)

Interest Rate Type

For each mortgage loan, we will compare the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” to that shown in the Mortgage Offer. We will report as an error if the interest rate type shown on the Extraction File in column “SU23: Current Interest Rate Type” does not agree with those shown on the Mortgage Offer.

1 exception noted:

Sample Number	Extraction File	Testing Result
PC088	B&B SVR Linked	Blank

12b)

Interest Rate Index

For each mortgage loan, we will compare the interest rate index shown on the Extraction File in column “SU81: Reference Rate” to that shown on the Mortgage Offer. We will report as an error if the interest rate index shown on the Extraction File in column “SU81: Reference Rate” does not agree with those shown on the Mortgage Offer.

1 exception noted:

Sample Number	Extraction File	Testing Result
PC088	SVR	Blank

13b)

Repayment Type

For each mortgage loan, we will compare the repayment type shown on the Extraction File in column “SU17: Repayment Basis” to that shown on the Mortgage Offer. We will report as an error if the repayment type shown on the Extraction File in column “SU17: Repayment Basis” does not agree with that shown on the Mortgage Offer.

2 exceptions noted:

Sample Number	Extraction File	Testing Result
PC375	Interest Only	Type not disclosed in offer letter

PC486	Part & Part	Interest-only

15b)

Original Valuation Date

For each mortgage loan, we will compare the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” to that shown on the Valuation Report. We will report as an error if the original valuation date shown on the Extraction File in column “SU48: Original Valuation Date” does not agree with that shown on the Valuation Report within a tolerance of +/- 16 weeks.

5 exceptions noted:

Sample Number	Extraction File	Testing Result
PC001	20/04/2008	No date

PC027	31/07/1990	02/12/1986

PC114	02/05/2006	11/04/2060

PC115	29/12/2007	No date

PC131	07/03/2008	No date

16b)

Original Valuation Amount

For each Mortgage Loan, we will compare the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” to that shown on the Valuation Report. We will report as an error if the original valuation amount shown on the Extraction File in column “SU49: Original Valuation Amount” does not agree with the valuation amount shown on the Valuation Report.

1 exception noted:

Sample Number	Extraction File	Testing Result
PC061	16,000	12,000

18b)

Latest Valuation Date

For each mortgage loan, we will compare the latest valuation date shown on the Extraction File in column “SU52: Latest Valuation Date” to that shown on the Valuation Report. We will report as an error if the latest valuation date shown on the Extraction File in column “SU52: Latest Valuation Date” does not agree with that shown on the Valuation Report.

3 exceptions noted:

Sample Number	Extraction File	Testing Result
PC001	20/04/2008	No date

PC115	29/12/2007	No Date

PC131	07/03/2008	No date

26

Indexed LTV (%)

For each mortgage loan we will re-perform the indexed LTV calculation by dividing the Current Balance (SU09 in the Extraction File) by the Indexed Valuation (SU53 in the Extraction File ) and compare our calculation to that disclosed on the Extraction File ( “SU11: Indexed LTV”).

5 exceptions noted:

Sample Number	Extraction File	Testing Result
PC187	41.94	20.01

PC205	12.08	1.19

PC322	26.64	1.24

PC417	37.84	11.11

PC421	112.78	48.2

See management comment in Appendix 1 for comment on the exceptions noted
30b)

Date of Birth

For each mortgage loan, we will confirm that the Date of Birth on the Extraction File in columns “SU65 to SU66: Borrower Date of Birth” for Borrowers 1-4 matches the Date of Birth shown on the Original Application Form or Proof of ID.

9 exceptions noted:

Sample Number	Extraction File	Testing Result
PC008	16/08/1959	16/08/1959, 08/04/1931

PC012	25/07/1934	Blank

PC027	30/01/1942, 03/10/1945	No date, only age

PC040	05/08/1958, 19/12/1958	Blank

PC052	20/06/1959	No date, only age

PC075	03/12/1958	No date, only age

PC120	08/06/1982	08/07/1982

PC164	05/09/1980	15/09/1980

PC240	13/02/1976	13/02/1970

31)

Borrower Employment Status

We will compare the employment status of the first applicant shown on the Extraction File in columns “SU82: Borrower 1 Employment Status” and “SU83: Borrower 2 Employment Status” agreed to that shown on the application form on the Mortgage File or where it had changed, that evidence on the Mortgage File supported the current employment status on the Extraction File. We will report as an exception where there is a difference, except where this had changed and evidence on the Mortgage File supported the current employment status on the Extraction File.

22 exceptions noted:

Sample Number	Extraction File	Testing Result
PC008	Self-Employed	Self-Employed, Retired

PC012	Unemployed	Employed

PC019	Unemployed	Employed

PC027	Unemployed, Unemployed	Employed, Employed

PC028	Unemployed, Unemployed	Employed, Employed

PC036	Unemployed	Employed

PC038	Unemployed, Unemployed	Employed, Unemployed

PC040	Unemployed, Unemployed	Employed, Unemployed

PC041	Unemployed	Employed

PC046	Unemployed	Employed

PC052	Unemployed	Employed

PC060	Unemployed	Employed

PC061	Unemployed	Employed

PC063	Unemployed	Employed

PC075	Unemployed	Employed

PC081	Unemployed, Unemployed	Employed, Employed

PC163	Full time Employed	Self-Employed

PC175	Full time Employed	Self-Employed

PC205	Full time Employed, Full time Employed	Self-Employed, Self- Employed

PC274	Self Employed Full or Part time, Full time Employed	Self-Employed, Homemaker

PC088	Unemployed	Employed, employed

PC089	Unemployed, Unemployed	Employed, employed

39a)	Signatures We will report as an exception if a signed copy of the Mortgage application/declaration was not available in the Mortgage File. 5 exceptions noted:

Sample Number	Mortgage File	Testing Result
PC407	Signed	Not Signed
PC412
PC434
PC438
PC439

39b)	Signatures We will report as an exception if a signed copy of the Original Valuation Report was not available in the Mortgage File. 3 exceptions noted:

Sample Number	Mortgage File	Testing Result
PC001	Signed	Not Signed
PC115
PC131